STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2024 USD ($)
Cash Flows provided by Operating Activities:
Net income	$ 0
Changes in operating assets and liabilities:
Net cash provided by/(used in) Operating Activities	0
Cash flow provided by Investing Activities:
Net cash (used in)/provided by Investing Activities	0
Cash flows provided by Financing Activities:
Net cash used in Financing Activities	0
Net increase/(decrease) in cash and cash equivalents	0
Cash, cash equivalents and restricted cash at the beginning of the period	0
Cash, cash equivalents and restricted cash at the end of the period	$ 0